QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-22172
               -------------------------------------------------
                       Investment Company Act file number


                              WORLD FUNDS TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (804)267-7400
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 10/31/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



World Funds Trust

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Commonwealth Small Cap Fund

                           COMMONWEALTH SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                October 31, 2008
                                   (unaudited)

     Number of                                 % of Total    Market
      Shares      Security Description         Investments    Value
     --------     ---------------------------  ---------   ------------
     --------     ---------------------------  ---------   ------------

                  COMMON STOCKS                  99.37%

                  COMPUTER SOFTWARE/SERVICES     12.15%
       1,700      3D Systems Corp.                            $ 18,479
       1,000      EPIQ Systems, Inc.                            13,590
         675      Micros Systems Inc.                           11,495
         900      Perot Systems Corp, Class A                   12,951
                                                           ------------
                                                           ------------
                                                                56,515
                                                           ------------
                                                           ------------

                  CONSUMER PRODUCTS:              3.13%
         500      WD-40 Co.                                     14,550
                                                           ------------
                                                           ------------


                  DATA PROCESSING:                2.35%
         700      Fair Isaac Corp.                              10,913
                                                           ------------
                                                           ------------

                  DIRECT MARKETING:               2.26%
       1,500      Harte-Hanks, Inc.                             10,530
                                                           ------------
                                                           ------------

                  ELECTRONICS/EQUIPMENT:         11.91%
       1,825      Advanced Energy Industries, Inc.              19,473
       1,000      Cree, Inc.                                    19,630
       1,700      Gentex Corp.                                  16,303
                                                           ------------
                                                           ------------
                                                                55,406
                                                           ------------
                                                           ------------

                  ENTERTAINMENT:                  2.70%
       1,200      Callaway Golf Company                         12,552
                                                           ------------
                                                           ------------

                  FINANCIAL SERVICES:            13.67%
         750      Heartland Payment Systems, Inc.               13,057
       1,300      Montpelier Re Holdings Ltd.                   18,603
       2,500      Ocwen Financial Corp                          16,750
         800      Whitney Holding Corp.                         15,200
                                                           ------------
                                                           ------------
                                                                63,610
                                                           ------------
                                                           ------------

                  HEALTHCARE PRODUCTS:           10.54%
       1,700      Home Diagnostics Inc.                         14,807
         925      Luminex Corp.                                 17,251
         500      Perrigo Co.                                   17,000
                                                           ------------
                                                           ------------
                                                                49,058
                                                           ------------
                                                           ------------

                  HUMAN RESOURCES:                3.11%
         600      Heidrick & Struggles International, Inc.      14,478
                                                           ------------
                                                           ------------

                  MANUFACTURING:                 13.08%
       1,200      Cognex Corp                                   19,224
         500      Kaydon Corp                                   16,705
         575      Simpson Manufacturing Co., Inc.               13,248
         700      Terex Corp.                                   11,683
                                                           ------------
                                                           ------------
                                                                60,860
                                                           ------------
                                                           ------------

                  OIL & GAS:                     11.46%
         500      Goodrich Petroleum  Corp.                     13,880
         600      Gulf Island Fabrication, Inc.                 11,826
       1,500      Gulfport Energy Corp.                         10,575
         800      Superior Enegery Services, Inc.               17,056
                                                           ------------
                                                           ------------
                                                                53,337
                                                           ------------
                                                           ------------

                  RETAIL:                         4.53%
       1,300      Cabela's Inc.                                 10,335
         600      Ethan Allen Interiors, Inc.                   10,734
                                                           ------------
                                                           ------------
                                                                21,069
                                                           ------------
                                                           ------------

                  TELECOMMUNICATIONS:             3.43%
       1,125      TNS Inc.                                      15,953
                                                           ------------
                                                           ------------

                  TRANSPORTATION:                 5.06%
         900      Forward Air Corp.                             23,553
                                                           ------------
                                                           ------------

                  Total Securities               99.37%      $ 462,384
                  Cash and Cash Equivalents       0.63%          2,931
                                               ---------   ------------
                                               ---------   ------------
                  TOTAL INVESTMENTS             100.00%      $ 465,315
                                               =========   ============
                                               =========   ============



     FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

             Level 1 - quoted prices in active markets for identical securities

             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of October 31, 2008:

     Valuation Inputs:                            Investment in Securities:
     -----------------                            -------------------------
     Level 1 - Quoted Prices                             $ 462,384
     Level 2 - Other Significant Observable Inputs               -
     Level 3 - Significant Unobservable Input                    -
                                                         ---------
                Total:                                   $ 462,384
                                                         ---------
                                                         ---------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
             -----------------------------

By:  /s/ Franklin A. Trice, III
     -------------------------------------
         Franklin A. Trice, III
         Principal Executive Officer

Date:    December 29, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Franklin A. Trice, III
     -------------------------------------
         Franklin A. Trice, III
         Principal Executive Officer

Date:    December 29, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date:   December 29, 2008
      ------------------------------------